NET REVENUES	12 Months Ended
Dec. 31, 2021
NET REVENUES
NET REVENUES

10   NET REVENUES

(a)   Net revenues recognized under ASC Topic 606 for the years ended December 31, 2019, 2020 and 2021 consist of the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tuition fee	1,877,242	1,786,230	2,281,098
Certification service fee	75,403	41,961	60,892
Loan referral service fee	19,939	7,801	6,332
Others	42,786	53,135	37,383
Business taxes and surcharges	(11,205)	(4,252)	(7,070)
Total net revenues	2,004,165	1,884,875	2,378,635

Others mainly include AI and software development revenues, franchise fee and miscellaneous revenues.

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	138,128	102,897	104,607
Services transferred over time	1,866,037	1,781,978	2,274,028
Total net revenues	2,004,165	1,884,875	2,378,635

(b)   Net revenues recognized under ASC Topic 460 for the years ended December 31, 2019, 2020 and 2021 consist of the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Guarantee service	47,189	13,008	7,885